Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PERMANENT PORTFOLIO FAMILY OF FUNDS
Prospectus Date	rr_ProspectusDate	May 31, 2019
Document Creation Date	dei_DocumentCreationDate	Jul. 31, 2019